RETIREMENT BENEFITS - Contributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
U.S. | Pension Plans
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
Estimated future contributions made by the Company	$ 0
Cash contributions made by the Company	0	$ 0
Estimated benefits paid directly by (reimbursements to) the Company	57
Benefits paid directly by (reimbursements to) the Company	56	56
U.S. | Postretirement Benefit Plans
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
Estimated future contributions made by the Company	0
Cash contributions made by the Company	0	0
Estimated benefits paid directly by (reimbursements to) the Company	5
Benefits paid directly by (reimbursements to) the Company	22	(15)
Non-U.S. | Pension Plans
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
Estimated future contributions made by the Company	74
Cash contributions made by the Company	104	115
Estimated benefits paid directly by (reimbursements to) the Company	413
Benefits paid directly by (reimbursements to) the Company	51	43
Non-U.S. | Postretirement Benefit Plans
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
Estimated future contributions made by the Company	3
Cash contributions made by the Company	3	4
Estimated benefits paid directly by (reimbursements to) the Company	6
Benefits paid directly by (reimbursements to) the Company	$ 5	$ 5